SignalPoint Global Alpha Fund

aseries of Mutual Fund Series Trust

(the “Fund”)

Class A: SPGAX Class C: SPGCX Class I: SPGFX

Supplement dated July 29, 2014

to the Statement of Additional Information dated February 1, 2014

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Effective immediately, Mr. Michael Orzel is no longer a portfolio manager of the SignalPoint Global Alpha Fund. All references in the Statement of Additional Information to Mr. Orzel as a portfolio managerof the Fund are hereby deleted.

The address for SignalPoint Capital Management, LLC’s has changed to 1204 E. Walnut Street, Springfield, Missouri 65802.

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You should read this Supplement in conjunction with the Prospectus dated February 1, 2014, as revised July 29, 2014, Summary Prospectus, dated July 29, 2014, and the Statement of Additional Information dated February 1, 2014, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-691-2120 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.